Income taxes (Tables)	12 Months Ended
Sep. 30, 2025
Income Tax Disclosure [Abstract]
Schedule of income tax expense

The income tax expenses consisted of the following components:

	For the Years Ended September 30,
	2025	2024	2023
Current income tax expenses	$76,171	$98,158	-
Deferred income tax expenses	-	-	-
Total income tax expenses	$76,171	$98,158	-

Schedule of effective income tax rate reconciliation

A reconciliation of the Company’s Hong Kong (“HK”) statutory tax rate to the effective income tax rate during the periods is as follows:

	For the Years Ended September 30,
	2025	2024	2023

Income tax expense with HK statutory tax rate	16.5%	16.5%	16.5%
Tax effect of preferential tax treatments	0.2%	(1.8%)	1.7%
Change of valuation allowance	-	(6.5%)	(18.2%)
Non-HK entities not subject to HK income tax	(17.6%)	-	-
Effective income tax rate	(0.9%)	8.2%	0.0%